13F-HR
12/31/05

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York February 7, 2006

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value total:	$242,807
List of Other Included Managers:

No.	13F File Number		Name





<PAGE





















FORM 13F INFORMATION
TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

22700

1000000

SH



Sole



1000000


Advance Auto Parts Inc

COM

00751Y106

13071

300000

SH



Sole



300000


Amgen Inc

COM

031162100

21821

299365

SH



Sole



299365


BE Aerospace

COM

131193104

24173

1150000

SH



Sole



1150000


Caremarx RX

COM

141705103

14790

300000

SH



Sole



300000


Comcast

COM

20030N200

5544

200000

SH



Sole



200000


Compass Minerals

COM

20451N101

3540

143800

SH



Sole



143800


Delphi Corp

COM

247126105

2560

8000000

SH



Sole



8000000


Walt Disney Company

COM

254687106

5062

200000

SH



Sole



200000


EMC Corporation

COM

268648102

10720

800000

SH



Sole



800000


Emerson Electric

COM

291011104

7745

100000

SH



Sole



100000


Flowserve Corporation

COM

34354P105

11495

250000

SH



Sole



250000


Home Depot Inc

COM

437076102

12165

300000

SH



Sole



300000


Intuitive Surgical,Inc

COM

559222401

8923

65000

SH



Sole



65000


Magna International

COM

585055106

9620

130000

SH



Sole



130000


Medtronic Inc

COM

69888P106

13869

245600

SH



Sole



245600


Microsoft Corporation

COM

594918104

5630

200000

SH



Sole



200000


Par Pharmaceutical

COM

74834L100

5184

156700

SH



Sole



156700


Quest Diagnostics Inc

COM

800907107

6920

140000

SH



Sole



140000


Solutia

COM

881624209

1248

3121000

SH



Sole



3121000


Stereotaxis

COM

85916J102

4830

375000

SH



Sole



375000


Teva Pharmaceutical

COM

888339108

14921

350000

SH



Sole



350000


Verizon

COM

92343V104

4749

150000

SH



Sole



150000


Wal-Mart Stores

COM

931142103

11528

250000

SH



Sole



250000

